Cash and cash equivalents - Schedule of consolidated statement of cash flows for leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Within operating cash flows	$ (1,019,937)	$ (429,691)	$ (125,770)
Within financing cash flows	(1,504,946)	(660,326)	(567,592)
Total	$ (2,524,883)	$ (1,090,017)	$ (693,362)